Investments in associates (Tables)	12 Months Ended
Dec. 31, 2025
Interest In Other Entities [Abstract]
Summarized financial information of associates	Summarized financial information for the group’s share of associates is shown below.

			$ million
			bp share
	2025	2024	2023
Sales and other operating revenues	13,374	12,859	11,396
Profit before interest and taxation	1,940	2,389	2,279
Finance costs	32	41	41
Profit (loss) before taxation	1,908	2,348	2,238
Taxation	990	1,264	1,407
Profit (loss) for the year	918	1,084	831
Other comprehensive income	(4)	(9)	(237)
Total comprehensive income	914	1,075	594
Non-current assets	12,089	11,395
Current assets	3,915	4,230
Total assets	16,004	15,625
Current liabilities	2,997	3,009
Non-current liabilities	5,714	4,886
Total liabilities	8,711	7,895
Net assets	7,293	7,730

Group investment in associates
Group share of net assets (as above)	7,293	7,730
Loans made by group companies to associates	32	11
	7,325	7,741

Disclosure of interests in associates	Transactions between the group and its associates are summarized below.

						$ million
Sales to associates		2025		2024		2023
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	1,034	348	844	148	1,009	368

						$ million
Purchases from associates		2025		2024		2023
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
Crude oil and oil products, natural gas, transportation tariff	6,708	2,052	7,034	2,223	5,473	2,607